Taxes on Earnings (Detail 4) $ in Millions	12 Months Ended			14 Months Ended	46 Months Ended
	Oct. 31, 2015 USD ($) item	Oct. 31, 2014 USD ($)	Oct. 31, 2013 USD ($)	Oct. 31, 2009 USD ($)	Aug. 26, 2008 USD ($)
Reconciliation of unrecognized tax benefits
Balance at beginning of year	$ 1,545	$ 1,284	$ 1,161
Increases:
For current year's tax positions	2,102	166	66
For prior years' tax positions	5,208	323	224
Decreases:
For prior years' tax positions	(2,063)	(113)	(65)
Statute of limitations expiration	(46)	(41)	(5)
Settlements with taxing authorities	(200)	(74)	(97)
Balance at end of year	6,546	1,545	1,284
Unrecognized tax benefits that would affect effective tax rate if realized	3,200	700	$ 700
Increase in unrecognized tax benefit related to the timing of intercompany royalty income recognition	5,000
Accrued income tax for interest and penalties	$ 130	$ 70
Likelihood of no resolution period	12 months
Likelihood of conclusion period for certain federal, foreign and state tax issues	12 months
Reasonably possible decrease in existing unrecognized tax benefits within the next 12 months	$ 22
Number of other countries in which HP is subject to income taxes | item	57
Income tax examination, reduction in tax benefits	$ 445
Income tax examination, additional tax payable				$ 62	$ 274
Income tax examination, proposed assessment amount	733
Undistributed earnings from non-U.S. operations	$ 19,600